Note 4 - Cash and Cash Equivalents and Restricted Cash (Details Textual) - CAD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Restricted cash and cash equivalents	$ 122	$ 118